Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Derivatives.
Schedule of derivatives

	June 30, 2018			December 31, 2017
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	5,023	11,260	268,731	3,781	9,132	245,788
Currency-related contracts	5,476	8,925	159,758	3,772	6,879	139,614
Equity-related contracts	296	648	10,882	250	303	13,246
Contracts related to commodities, credit risk, etc.	—	168	-1,920	—	166	-1,183

Total derivatives	10,795	21,001	437,451	7,803	16,480	397,465